Note 11 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Operating Loss Carryforwards	$ 7,436,707	$ 6,185,210
Deferred Tax Assets, Operating Loss Carryforwards	2,900,316	2,412,232
Operating Loss Carryforwards, Valuation Allowance	$ (2,900,316)	$ (2,412,232)